TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Disclosure of trade and other receivables [text block]

NOTE 8 - TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE

	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
		Restated
Trade accounts receivable	1,073,599	1,077,561
Other accounts receivable	275,876	188,393
Total trade and other accounts receivable	1,349,475	1,265,954
Less: Expected credit loss	(100,402)	(97,991)
Total net trade and accounts receivable	1,249,073	1,167,963
Less: non-current portion – accounts receivable	(4,725)	(5,381)
Trade and other accounts receivable, current	1,244,348	1,162,582

The fair value of trade and other accounts receivable does not differ significantly from the book value.

To determine the expected credit losses, the Company groups accounts receivable for passenger and cargo transportation; depending on the characteristics of shared credit risk and maturity.

	As of December 31, 2019			As December 31, 2018
	Expected	Gross book	Impairment loss	Expected	Gross book	Impairment loss
Portfolio maturity	loss rate (1)	value (2)	Provision	loss rate (1)	value (2)	Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$

Up to date	2%	875,889	(16,433)	3%	888,930	(23,933)
From 1 to 90 days	8%	56,537	(4,253)	5%	91,387	(5,014)
From 91 to 180 days	28%	16,922	(4,747)	45%	11,085	(4,983)
From 181 to 360 days	39%	47,865	(18,459)	65%	15,078	(9,864)
more of 360 days	74%	76,386	(56,510)	76%	71,081	(54,197)
Total	9%	1,073,599	(100,402)	9%	1,077,561	(97,991)

(1) Corresponds to the expected average rate.

(2) the gross book value represents the maximum growth risk value of trade accounts receivable.

Currency balances that make up the Trade and other accounts receivable and non-current accounts receivable are the following:

	As of	As of
	December 31,	December 31,
Currency	2019	2018
	ThUS$	ThUS$

Argentine Peso	47,079	82,893
Brazilian Real	537,224	511,174
Chilean Peso	131,543	118,546
Colombian peso	2,288	7,259
Euro	32,711	49,044
US Dollar	436,774	110,312
Other currency (*)	61,454	288,735
Total	1,249,073	1,167,963

(*) Other currencies
Australian Dollar	20,964	100,733
Chinese Yuan	2,145	5,106
Danish Krone	54	475
Pound Sterling	7,428	18,129
Indian Rupee	37	7,163
Japanese Yen	1,222	56,589
Norwegian Kroner	14	283
Swiss Franc	535	5,046
Korean Won	8,172	31,381
New Taiwanese Dollar	1,117	6,180
Other currencies	19,766	57,650
Total	61,454	288,735

The movements of the provision for impairment losses of the Trade Debtors and other accounts receivable are as follows:

		Adoption
	Opening	adjustment		(Increase)	Closing
	balance	IFRS 9 (*)	Write-offs	Decrease	balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2017	(77,054)	-	8,249	(19,104)	(87,909)
From January 1 to December 31, 2018	(87,909)	(10,524)	8,620	(8,178)	(97,991)
From January 1 to December 31, 2019	(97,991)	-	12,569	(14,980)	(100,402)

(*)	Adjustment to the balance as of December 31, 2017 registered in retained earnings as of 01.01.2018 for the adoption of IFRS 9.

Once pre-judicial and judicial collection efforts are exhausted, the assets are written off against the allowance. The Company only uses the allowance method rather than direct write-off, to ensure control.

The historical and current renegotiations are not very relevant, and the policy is to analyze case by case to classify them according to the existence of risk, determining if their reclassification corresponds to pre-judicial collection accounts.

The maximum credit-risk exposure at the date of presentation of the information is the fair value of each one of the categories of accounts receivable indicated above.

	As of December 31, 2019			As of December 31, 2018
	Gross exposure	Gross	Exposure net	Gross exposure	Gross	Exposure net
	according to	impaired	of risk	according to	Impaired	of risk
	balance	exposure	concentrations	balance	exposure	concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	1,073,599	(100,402)	973,197	1,077,561	(97,991)	979,570
Other accounts receivable	275,876	-	275,876	188,393	-	188,393

There are no relevant guarantees covering credit risk and these are valued when they are settled; no materially significant direct guarantees exist. Existing guarantees, if appropriate, are made through IATA.